Parent Company Only Financial Statements - Condensed Statements of Comprehensive Income (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2012
Condensed Financial Statements, Captions [Line Items]
Dividends on securities									$ 968	$ 909	$ 1,030
Total interest and dividend income	90,941	87,878	84,886	88,771	87,092	88,156	85,581	88,805	352,476	349,634	339,142
Interest on related party notes payable									921	950	1,007
Interest on subordinated debentures									1,315	1,347	1,436
Salaries and employee benefits									95,105	100,660	97,689
Professional fees									12,233	12,547	13,049
Benefit for income taxes									(54,347)	(53,898)	(44,158)
Net income	27,875	22,502	25,971	28,604	26,323	24,318	23,918	21,684	104,952	96,243	72,995
NAB
Condensed Financial Statements, Captions [Line Items]
Dividends from subsidiary bank									105,000	49,900	45,800
Dividends on securities									257	112	264
Other									40	40	66
Total interest and dividend income									105,297	50,052	46,130
Interest on related party notes payable									921	950	1,007
Interest on subordinated debentures									1,315	1,347	1,436
Salaries and employee benefits									661	906	1,655
Professional fees									1,080	135	120
Other									1,834	2,388	1,770
Total expense									5,811	5,726	5,988
Income before income tax and equity in undistributed net income of subsidiaries									99,486	44,326	40,142
Benefit for income taxes									1,993	1,955	2,057
Income before equity in undistributed net income of subsidiaries									101,479	46,281	42,199
Equity in undistributed net income of subsidiaries									3,473	49,962	30,796
Net income									$ 104,952	$ 96,243	$ 72,995